Related Parties (Details) - Schedule of Warrants that were Exercised, Granted and Accepted in Aggregate by the Four Members - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants that were Exercised, Granted and Accepted in Aggregate by the Four Members [Abstract]
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	220,000,000	220,000,000	220,000,000
Annualized IFRS cost for existing warrants (in Dollars)	$ 909,000	$ 863,000	$ 982,000